Carrying Amounts and Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair value measurements, recurring basis
The tables below present the balances of assets measured at fair value on a recurring basis at the dates indicated.

	December 31, 2022			December 31, 2021
(Dollars in thousands)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Student Loan Pools	$—	$59,158	$—	$—	$72,012	$—
SBA Bonds	—	99,630	—	—	139,793	—
Tax Exempt Municipal Bonds	—	21,310	—	—	49,985	—
Taxable Municipal Bonds	—	50,770	—	—	65,969	—
Mortgage-Backed Securities	—	319,280	—	—	355,090	—
Total	$—	$550,148	$—	$—	$682,849	$—
There were no liabilities measured at fair value on a recurring basis as of December 31, 2022 and 2021.
Fair value measurements, nonrecurring basis	The table below presents assets measured at fair value on a nonrecurring basis at the dates indicated, aggregated by the level in the fair value hierarchy within which those measurements fall. There were no liabilities measured at fair value on a nonrecurring basis as of December 31, 2022 and 2021.

	December 31, 2022
Assets (in thousands):	Level 1	Level 2	Level 3	Total
Mortgage Loans Held For Sale	$—	$913	$—	$913
Land Held For Sale	—	—	1,097	1,097
Collateral Dependent Impaired Loans (1)	—	—	5,566	5,566
Foreclosed Assets	—	—	120	120
Total	$—	$913	$6,783	$7,696

	December 31, 2021
Assets (in thousands):	Level 1	Level 2	Level 3	Total
Mortgage Loans Held For Sale	$—	$4,038	$—	$4,038
Land Held For Sale	—	—	1,530	1,530
Collateral Dependent Impaired Loans (1)	—	—	2,323	2,323
Foreclosed Assets	—	—	130	130
Total	$—	$4,038	$3,983	$8,021

Significant unobservable inputs used in the fair value measurements
For Level 3 assets and liabilities measured at fair value on a recurring or non-recurring basis, the significant unobservable inputs used in the fair value measurements at the dates indicated were as follows:

	Valuation	Significant	2022	2021
Level 3 Assets	Technique	Unobservable Inputs	Range	Range
Land Held for Sale	Appraised Value/Comparable Sales	Discounts to appraised values for estimated holding or selling costs	10%	10%
Collateral Dependent Impaired Loans	Appraised Value	Discounts to appraised values or cash flows for estimated holding and/or selling costs or age of appraisal	8% - 13%	8% - 13%
Foreclosed Assets	Appraised Value/Comparable Sales	Discounts to appraised values for estimated holding or selling costs	30%	30%

Summary of the carrying value and estimated fair value of financial instruments
The following tables summarize the carrying value and estimated fair value of the Company’s financial instruments at the dates indicated, presented in accordance with the applicable accounting guidance.

	December 31, 2022
	Carrying	Fair Value
(In Thousands)	Amount	Total	Level 1	Level 2	Level 3
Financial Assets:
Cash and Cash Equivalents	$28,502	$28,502	$28,502	$—	$—
Certificates of Deposits with Other Banks	1,100	1,100	—	1,100	—
Investment Securities	717,586	711,612	—	711,612	—
Loans Receivable, Net	549,917	528,174	—	—	528,174
FHLB Stock	651	651	651	—	—
Land Held for Sale	1,097	1,097	—	—	1,097
Financial Liabilities:
Deposits:
Checking, Savings and Money Market Accounts	$968,054	$968,054	$968,054	$—	$—
Certificate Accounts	142,031	138,382	—	138,382	—
Borrowings from FRB	44,080	44,071	44,071	—	—
Other Borrowed Money	27,588	27,588	27,588	—	—
Subordinated Debentures	26,500	24,435	—	24,435	—
Junior Subordinated Debentures	5,155	5,155	—	5,155	—